John Hancock
Multi-Index Preservation Portfolios
Quarterly portfolio holdings 5/31/2020

Portfolios' investments
MULTI-INDEX 2060 PRESERVATION PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.2%
Equity - 70.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,753,976	$84,440,799

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $89,461,199)		$84,440,799
UNAFFILIATED INVESTMENT COMPANIES - 23.2%
Exchange-traded funds - 23.2%
Financial Select Sector SPDR Fund	58,870	1,378,147
iShares JP Morgan USD Emerging Markets Bond ETF	11,220	1,193,808
Vanguard FTSE Emerging Markets ETF	51,234	1,914,101
Vanguard Health Care ETF	6,857	1,348,223
Vanguard Information Technology ETF	4,896	1,278,003
Vanguard Intermediate-Term Corporate Bond ETF	25,683	2,403,158
Vanguard Mid-Cap ETF	42,363	6,833,999
Vanguard S&P 500 ETF	3,366	941,639
Vanguard Small-Cap ETF	7,946	1,131,193
Vanguard Total Bond Market ETF	94,868	8,340,795
Xtrackers USD High Yield Corporate Bond ETF	25,389	1,195,314

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $27,773,042)		$27,958,380
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.1%
U.S. Government - 6.1%
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	2,741,000	1,844,457
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	2,828,700	1,853,127
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	2,756,500	1,843,023
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	2,729,300	1,842,002

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $6,036,373)		$7,382,609
SHORT-TERM INVESTMENTS - 0.6%
Short-term funds - 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (C)	676,658	676,658

TOTAL SHORT-TERM INVESTMENTS (Cost $676,658)		$676,658
Total investments (Cost $123,947,272) - 100.1%		$120,458,446
Other assets and liabilities, net - (0.1%)		(87,943)
TOTAL NET ASSETS - 100.0%		$120,370,503
MULTI-INDEX 2055 PRESERVATION PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.4%
Equity - 70.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	18,198,229	$198,178,717

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $215,222,791)		$198,178,717
MULTI-INDEX 2055 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 23.2%
Exchange-traded funds - 23.2%
Financial Select Sector SPDR Fund	135,403	$3,169,784
iShares JP Morgan USD Emerging Markets Bond ETF (D)	26,125	2,779,700
Vanguard FTSE Emerging Markets ETF	119,177	4,452,453
Vanguard Health Care ETF	15,966	3,139,235
Vanguard Information Technology ETF	11,481	2,996,885
Vanguard Intermediate-Term Corporate Bond ETF (D)	59,802	5,595,673
Vanguard Mid-Cap ETF	100,325	16,184,429
Vanguard S&P 500 ETF	7,960	2,226,810
Vanguard Small-Cap ETF	18,706	2,662,986
Vanguard Total Bond Market ETF	220,894	19,421,000
Xtrackers USD High Yield Corporate Bond ETF	59,289	2,791,326

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $63,750,234)		$65,420,281
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.0%
U.S. Government - 6.0%
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	6,284,400	4,228,861
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	6,444,500	4,221,895
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	6,319,100	4,225,011
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	6,261,100	4,225,612

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $13,790,190)		$16,901,379
SHORT-TERM INVESTMENTS - 1.4%
Short-term funds - 1.4%
John Hancock Collateral Trust, 0.3653% (C)(E)	287,519	2,878,552
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (C)	1,099,466	1,099,466

TOTAL SHORT-TERM INVESTMENTS (Cost $3,976,572)		$3,978,018
Total investments (Cost $296,739,787) - 101.0%		$284,478,395
Other assets and liabilities, net - (1.0%)		(2,894,278)
TOTAL NET ASSETS - 100.0%		$281,584,117
MULTI-INDEX 2050 PRESERVATION PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.3%
Equity - 70.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	35,280,784	$384,207,741

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $385,051,435)		$384,207,741
UNAFFILIATED INVESTMENT COMPANIES - 23.0%
Exchange-traded funds - 23.0%
Financial Select Sector SPDR Fund (D)	262,856	6,153,459
iShares JP Morgan USD Emerging Markets Bond ETF (D)	49,425	5,258,820
Vanguard FTSE Emerging Markets ETF	234,453	8,759,161
2	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2050 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Health Care ETF (D)	31,322	$6,158,532
Vanguard Information Technology ETF	22,092	5,766,675
Vanguard Intermediate-Term Corporate Bond ETF (D)	113,259	10,597,645
Vanguard Mid-Cap ETF	193,879	31,276,560
Vanguard S&P 500 ETF	15,397	4,307,311
Vanguard Small-Cap ETF	36,405	5,182,616
Vanguard Total Bond Market ETF	417,902	36,741,944
Xtrackers USD High Yield Corporate Bond ETF	111,846	5,265,710

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $120,924,655)		$125,468,433
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.3%
U.S. Government - 6.3%
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	12,731,700	8,567,339
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	13,152,800	8,616,611
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	12,830,100	8,578,329
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	12,703,200	8,573,380

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $27,975,671)		$34,335,659
SHORT-TERM INVESTMENTS - 1.8%
Short-term funds - 1.8%
John Hancock Collateral Trust, 0.3653% (C)(E)	786,296	7,872,157
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (C)	1,859,010	1,859,010

TOTAL SHORT-TERM INVESTMENTS (Cost $9,727,993)		$9,731,167
Total investments (Cost $543,679,754) - 101.4%		$553,743,000
Other assets and liabilities, net - (1.4%)		(7,763,942)
TOTAL NET ASSETS - 100.0%		$545,979,058
MULTI-INDEX 2045 PRESERVATION PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 69.3%
Equity - 69.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	43,180,801	$470,238,926

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $462,653,192)		$470,238,926
UNAFFILIATED INVESTMENT COMPANIES - 24.2%
Exchange-traded funds - 24.2%
Financial Select Sector SPDR Fund	334,872	7,839,354
iShares Edge MSCI Min Vol USA ETF	52,444	3,231,599
iShares Global Infrastructure ETF	6,852	267,571
iShares JP Morgan USD Emerging Markets Bond ETF	114,743	12,208,655
Vanguard Dividend Appreciation ETF	18,271	2,150,314
Vanguard Energy ETF	20,330	1,044,352
Vanguard FTSE Emerging Markets ETF	244,420	9,131,531
MULTI-INDEX 2045 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Global ex-U.S. Real Estate ETF	5,805	$265,463
Vanguard Health Care ETF (D)	38,898	7,648,125
Vanguard Information Technology ETF	27,437	7,161,880
Vanguard Intermediate-Term Corporate Bond ETF	123,418	11,548,222
Vanguard Materials ETF	4,449	529,431
Vanguard Mid-Cap ETF	225,281	36,342,331
Vanguard Real Estate ETF	10,299	797,452
Vanguard S&P 500 ETF	1,417	396,406
Vanguard Small-Cap ETF	40,222	5,726,004
Vanguard Total Bond Market ETF	488,850	42,979,691
Xtrackers USD High Yield Corporate Bond ETF	322,848	15,199,684

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $151,285,653)		$164,468,065
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.1%
U.S. Government - 6.1%
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	15,420,400	10,376,603
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	15,929,900	10,435,933
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	15,541,000	10,390,863
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	15,387,200	10,384,809

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $33,877,677)		$41,588,208
SHORT-TERM INVESTMENTS - 1.4%
Short-term funds - 1.4%
John Hancock Collateral Trust, 0.3653% (C)(E)	629,024	6,297,598
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (C)	2,836,441	2,836,441

TOTAL SHORT-TERM INVESTMENTS (Cost $9,123,655)		$9,134,039
Total investments (Cost $656,940,177) - 101.0%		$685,429,238
Other assets and liabilities, net - (1.0%)		(6,649,209)
TOTAL NET ASSETS - 100.0%		$678,780,029
MULTI-INDEX 2040 PRESERVATION PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 65.6%
Equity - 65.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	50,208,269	$546,768,046

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $530,314,131)		$546,768,046
UNAFFILIATED INVESTMENT COMPANIES - 27.8%
Exchange-traded funds - 27.8%
Financial Select Sector SPDR Fund	362,298	8,481,396
iShares Edge MSCI Min Vol USA ETF	104,402	6,433,251
iShares Global Infrastructure ETF	11,652	455,011
iShares JP Morgan USD Emerging Markets Bond ETF (D)	195,557	20,807,265
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	3

MULTI-INDEX 2040 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Dividend Appreciation ETF	36,297	$4,271,794
Vanguard Energy ETF	34,631	1,778,994
Vanguard FTSE Emerging Markets ETF	148,717	5,556,067
Vanguard Global ex-U.S. Real Estate ETF	9,799	448,108
Vanguard Health Care ETF (D)	45,334	8,913,571
Vanguard Information Technology ETF	31,142	8,128,996
Vanguard Intermediate-Term Corporate Bond ETF	165,933	15,526,351
Vanguard Materials ETF	7,606	905,114
Vanguard Mid-Cap ETF	224,682	36,245,700
Vanguard Real Estate ETF	17,461	1,352,005
Vanguard S&P 500 ETF	27,287	7,633,538
Vanguard Small-Cap ETF	32,865	4,678,661
Vanguard Total Bond Market ETF	871,978	76,664,306
Xtrackers USD High Yield Corporate Bond ETF	501,508	23,610,998

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $213,382,875)		$231,891,126
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.2%
U.S. Government - 6.2%
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	19,270,900	12,967,658
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	19,917,500	13,048,274
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	19,417,900	12,982,996
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	19,204,100	12,960,832

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $42,338,938)		$51,959,760
SHORT-TERM INVESTMENTS - 2.1%
Short-term funds - 2.1%
John Hancock Collateral Trust, 0.3653% (C)(E)	1,404,934	14,065,775
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (C)	3,478,117	3,478,117

TOTAL SHORT-TERM INVESTMENTS (Cost $17,541,332)		$17,543,892
Total investments (Cost $803,577,276) - 101.7%		$848,162,824
Other assets and liabilities, net - (1.7%)		(14,060,514)
TOTAL NET ASSETS - 100.0%		$834,102,310
MULTI-INDEX 2035 PRESERVATION PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.7%
Equity - 58.7%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	56,784,075	$618,378,575

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $582,916,806)		$618,378,575
UNAFFILIATED INVESTMENT COMPANIES - 34.6%
Exchange-traded funds - 34.6%
Financial Select Sector SPDR Fund	426,248	9,978,466
iShares Edge MSCI Min Vol USA ETF	182,005	11,215,148
MULTI-INDEX 2035 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
iShares Global Infrastructure ETF (D)	19,085	$745,269
iShares JP Morgan USD Emerging Markets Bond ETF	328,198	34,920,267
Vanguard Dividend Appreciation ETF	63,280	7,447,423
Vanguard Energy ETF	55,705	2,861,566
Vanguard Global ex-U.S. Real Estate ETF	16,051	734,012
Vanguard Health Care ETF (D)	54,673	10,749,805
Vanguard Information Technology ETF	36,437	9,511,150
Vanguard Intermediate-Term Corporate Bond ETF	520,463	48,699,723
Vanguard Materials ETF	12,458	1,482,502
Vanguard Mid-Cap ETF	192,361	31,031,677
Vanguard Real Estate ETF	28,606	2,214,963
Vanguard S&P 500 ETF	52,079	14,569,100
Vanguard Small-Cap ETF	32,533	4,631,396
Vanguard Total Bond Market ETF	1,533,330	134,810,374
Xtrackers USD High Yield Corporate Bond ETF	836,023	39,359,963

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $337,000,360)		$364,962,804
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.2%
U.S. Government - 6.2%
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	24,392,000	16,413,718
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	25,209,800	16,515,345
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	24,576,800	16,432,286
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	24,307,300	16,404,978

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $53,596,880)		$65,766,327
SHORT-TERM INVESTMENTS - 0.8%
Short-term funds - 0.8%
John Hancock Collateral Trust, 0.3653% (C)(E)	355,734	3,561,507
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (C)	4,440,812	4,440,812

TOTAL SHORT-TERM INVESTMENTS (Cost $7,996,299)		$8,002,319
Total investments (Cost $981,510,345) - 100.3%		$1,057,110,025
Other assets and liabilities, net - (0.3%)		(3,672,760)
TOTAL NET ASSETS - 100.0%		$1,053,437,265
MULTI-INDEX 2030 PRESERVATION PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 43.3%
Equity - 43.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	48,499,534	$528,159,923

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $483,009,171)		$528,159,923
4	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2030 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 50.1%
Exchange-traded funds - 50.1%
Financial Select Sector SPDR Fund	441,559	$10,336,896
Invesco Senior Loan ETF	263,944	5,637,844
iShares Edge MSCI Min Vol USA ETF	270,174	16,648,122
iShares Global Infrastructure ETF	27,619	1,078,522
iShares JP Morgan USD Emerging Markets Bond ETF (D)	473,748	50,406,787
SPDR Portfolio Short Term Corporate Bond ETF	100,548	3,137,098
Vanguard Dividend Appreciation ETF	93,935	11,055,210
Vanguard Energy ETF	76,880	3,949,326
Vanguard FTSE Developed Markets ETF	234,677	8,840,283
Vanguard Global ex-U.S. Real Estate ETF	23,276	1,064,411
Vanguard Health Care ETF (D)	59,723	11,742,736
Vanguard Information Technology ETF	38,371	10,015,982
Vanguard Intermediate-Term Corporate Bond ETF	963,110	90,118,203
Vanguard Materials ETF	17,820	2,120,580
Vanguard Mid-Cap ETF	126,011	20,328,095
Vanguard Real Estate ETF	41,079	3,180,747
Vanguard S&P 500 ETF	88,483	24,753,119
Vanguard Short-Term Corporate Bond ETF	38,295	3,143,637
Vanguard Small-Cap ETF	25,000	3,558,997
Vanguard Total Bond Market ETF	3,123,543	274,621,901
Xtrackers USD High Yield Corporate Bond ETF	1,181,261	55,613,768

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $571,560,999)		$611,352,264
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.3%
U.S. Government - 6.3%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	2,653,662	2,683,005
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	2,027,044	2,085,003
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	435,717	449,810
U.S. Treasury Inflation Protected Security, 0.625%, 07/15/2021	770,214	776,351
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	26,312,500	17,706,049
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	27,193,100	17,814,637
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	26,512,600	17,726,580
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	26,220,800	17,696,397

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $63,779,943)		$76,937,832
SHORT-TERM INVESTMENTS - 0.5%
Short-term funds - 0.5%
John Hancock Collateral Trust, 0.3653% (C)(E)	216,268	2,165,207
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (C)	4,118,383	4,118,383

TOTAL SHORT-TERM INVESTMENTS (Cost $6,279,546)		$6,283,590
Total investments (Cost $1,124,629,659) - 100.2%		$1,222,733,609
Other assets and liabilities, net - (0.2%)		(2,366,813)
TOTAL NET ASSETS - 100.0%		$1,220,366,796
MULTI-INDEX 2025 PRESERVATION PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 28.0%
Equity - 28.0%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	28,103,415	$306,046,186

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $275,020,600)		$306,046,186
UNAFFILIATED INVESTMENT COMPANIES - 62.7%
Exchange-traded funds - 62.7%
Invesco Senior Loan ETF (D)	1,484,542	31,709,817
iShares Edge MSCI Min Vol USA ETF	310,673	19,143,670
iShares Global Infrastructure ETF (D)	28,677	1,119,837
iShares JP Morgan USD Emerging Markets Bond ETF (D)	494,093	52,571,495
SPDR Portfolio Short Term Corporate Bond ETF	1,253,255	39,101,556
Vanguard Dividend Appreciation ETF (D)	108,190	12,732,881
Vanguard Energy ETF	80,458	4,133,127
Vanguard Global ex-U.S. Real Estate ETF	24,039	1,099,303
Vanguard Intermediate-Term Corporate Bond ETF (D)	1,385,456	129,637,118
Vanguard Materials ETF (D)	18,650	2,219,350
Vanguard Mid-Cap ETF	20,447	3,298,510
Vanguard Real Estate ETF (D)	42,664	3,303,474
Vanguard S&P 500 ETF (D)	85,503	23,919,464
Vanguard Short-Term Corporate Bond ETF (D)	477,735	39,217,266
Vanguard Small-Cap ETF	10,177	1,448,799
Vanguard Total Bond Market ETF	2,999,291	263,697,665
Xtrackers USD High Yield Corporate Bond ETF	1,238,744	58,320,068

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $651,228,340)		$686,673,400
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.0%
U.S. Government - 9.0%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	29,423,335	29,748,685
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	22,525,235	23,169,296
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	4,473,091	4,617,774
U.S. Treasury Inflation Protected Security, 0.625%, 07/15/2021	8,501,218	8,568,953
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	11,821,300	7,954,718
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	12,156,200	7,963,722
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	11,897,800	7,954,984
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	11,788,900	7,956,319

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $91,388,562)		$97,934,451
SHORT-TERM INVESTMENTS - 18.3%
Short-term funds - 18.3%
John Hancock Collateral Trust, 0.3653% (C)(E)	19,575,320	195,982,230
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (C)	4,232,270	4,232,270
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	5

MULTI-INDEX 2025 PRESERVATION PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $200,215,210)	$200,214,500
Total investments (Cost $1,217,852,712) - 118.0%	$1,290,868,537
Other assets and liabilities, net - (18.0%)	(196,629,370)
TOTAL NET ASSETS - 100.0%	$1,094,239,167
MULTI-INDEX 2020 PRESERVATION PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 7.1%
Equity - 7.1%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,395,789	$36,980,139

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $32,494,410)		$36,980,139
UNAFFILIATED INVESTMENT COMPANIES - 80.7%
Exchange-traded funds - 80.7%
Invesco Senior Loan ETF (D)	1,269,076	27,107,463
iShares Edge MSCI Min Vol USA ETF	171,674	10,578,552
iShares Global Infrastructure ETF	15,467	603,986
iShares JP Morgan USD Emerging Markets Bond ETF (D)	273,616	29,112,742
SPDR Portfolio Short Term Corporate Bond ETF	1,102,782	34,406,798
Vanguard Dividend Appreciation ETF	59,533	7,006,439
Vanguard Energy ETF	44,190	2,270,040
Vanguard Global ex-U.S. Real Estate ETF	13,161	601,853
Vanguard Intermediate-Term Corporate Bond ETF	1,063,088	99,473,144
Vanguard Materials ETF	10,047	1,195,593
Vanguard Real Estate ETF	23,011	1,781,742
Vanguard S&P 500 ETF	45,188	12,641,343
Vanguard Short-Term Corporate Bond ETF	420,624	34,529,024
Vanguard Total Bond Market ETF	1,403,963	123,436,427
Xtrackers USD High Yield Corporate Bond ETF	677,095	31,877,633

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $400,444,855)		$416,622,779
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.9%
U.S. Government - 11.9%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	27,195,753	27,496,472
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	20,820,848	21,416,176
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	4,134,311	4,268,037
U.S. Treasury Inflation Protected Security, 0.625%, 07/15/2021	7,857,789	7,920,397

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $60,509,697)		$61,101,082
SHORT-TERM INVESTMENTS - 4.9%
Short-term funds - 4.9%
John Hancock Collateral Trust, 0.3653% (C)(E)	2,384,746	23,875,363
MULTI-INDEX 2020 PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value
Short-term funds - (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (C)	1,556,669	$1,556,669

TOTAL SHORT-TERM INVESTMENTS (Cost $25,396,284)		$25,432,032
Total investments (Cost $518,845,246) - 104.6%		$540,136,032
Other assets and liabilities, net - (4.6%)		(23,651,748)
TOTAL NET ASSETS - 100.0%		$516,484,284
MULTI-INDEX INCOME PRESERVATION PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 7.3%
Equity - 7.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,010,196	$21,891,030

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $19,750,866)		$21,891,030
UNAFFILIATED INVESTMENT COMPANIES - 80.0%
Exchange-traded funds - 80.0%
Invesco Senior Loan ETF (D)	671,826	14,350,203
iShares Edge MSCI Min Vol USA ETF	116,158	7,157,656
iShares Global Infrastructure ETF	9,138	356,839
iShares JP Morgan USD Emerging Markets Bond ETF	160,906	17,120,398
SPDR Portfolio Short Term Corporate Bond ETF (D)	642,194	20,036,453
Vanguard Dividend Appreciation ETF	27,199	3,201,050
Vanguard Energy ETF	24,830	1,275,517
Vanguard Global ex-U.S. Real Estate ETF	7,724	353,219
Vanguard Intermediate-Term Corporate Bond ETF	621,985	58,199,136
Vanguard Materials ETF	5,938	706,622
Vanguard Real Estate ETF	13,591	1,052,353
Vanguard S&P 500 ETF	26,692	7,467,087
Vanguard Short-Term Corporate Bond ETF	244,943	20,107,371
Vanguard Total Bond Market ETF	817,771	71,898,426
Xtrackers USD High Yield Corporate Bond ETF	354,615	16,695,274

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $230,822,044)		$239,977,604
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.4%
U.S. Government - 12.4%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	16,589,047	16,772,481
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	12,670,275	13,032,554
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	2,530,354	2,612,199
U.S. Treasury Inflation Protected Security, 0.625%, 07/15/2021	4,777,275	4,815,339

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $36,875,924)		$37,232,573
6	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX INCOME PRESERVATION PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 1.8%
Short-term funds - 1.8%
John Hancock Collateral Trust, 0.3653% (C)(E)	452,269	$4,527,977
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (C)	990,447	990,447

TOTAL SHORT-TERM INVESTMENTS (Cost $5,509,572)		$5,518,424
Total investments (Cost $292,958,406) - 101.5%		$304,619,631
Other assets and liabilities, net - (1.5%)		(4,511,830)
TOTAL NET ASSETS - 100.0%		$300,107,801
Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 5-31-20.
(D)	All or a portion of this security is on loan as of 5-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	7

Notes to Portfolios' investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the portfolios are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of May 31, 2020, by major security category or type:
	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2060 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$84,440,799	$84,440,799	—	—
Unaffiliated investment companies	27,958,380	27,958,380	—	—
U.S. Government and Agency obligations	7,382,609	—	$7,382,609	—
Short-term investments	676,658	676,658	—	—
Total investments in securities	$120,458,446	$113,075,837	$7,382,609	—

Multi-Index 2055 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$198,178,717	$198,178,717	—	—
Unaffiliated investment companies	65,420,281	65,420,281	—	—
U.S. Government and Agency obligations	16,901,379	—	$16,901,379	—
Short-term investments	3,978,018	3,978,018	—	—
Total investments in securities	$284,478,395	$267,577,016	$16,901,379	—

Multi-Index 2050 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$384,207,741	$384,207,741	—	—
Unaffiliated investment companies	125,468,433	125,468,433	—	—
U.S. Government and Agency obligations	34,335,659	—	$34,335,659	—
8	|

	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2050 Preservation Portfolio (continued)
Short-term investments	$9,731,167	$9,731,167	—	—
Total investments in securities	$553,743,000	$519,407,341	$34,335,659	—

Multi-Index 2045 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$470,238,926	$470,238,926	—	—
Unaffiliated investment companies	164,468,065	164,468,065	—	—
U.S. Government and Agency obligations	41,588,208	—	$41,588,208	—
Short-term investments	9,134,039	9,134,039	—	—
Total investments in securities	$685,429,238	$643,841,030	$41,588,208	—

Multi-Index 2040 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$546,768,046	$546,768,046	—	—
Unaffiliated investment companies	231,891,126	231,891,126	—	—
U.S. Government and Agency obligations	51,959,760	—	$51,959,760	—
Short-term investments	17,543,892	17,543,892	—	—
Total investments in securities	$848,162,824	$796,203,064	$51,959,760	—

Multi-Index 2035 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$618,378,575	$618,378,575	—	—
Unaffiliated investment companies	364,962,804	364,962,804	—	—
U.S. Government and Agency obligations	65,766,327	—	$65,766,327	—
Short-term investments	8,002,319	8,002,319	—	—
Total investments in securities	$1,057,110,025	$991,343,698	$65,766,327	—

Multi-Index 2030 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$528,159,923	$528,159,923	—	—
Unaffiliated investment companies	611,352,264	611,352,264	—	—
U.S. Government and Agency obligations	76,937,832	—	$76,937,832	—
Short-term investments	6,283,590	6,283,590	—	—
Total investments in securities	$1,222,733,609	$1,145,795,777	$76,937,832	—

Multi-Index 2025 Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$306,046,186	$306,046,186	—	—
Unaffiliated investment companies	686,673,400	686,673,400	—	—
U.S. Government and Agency obligations	97,934,451	—	$97,934,451	—
Short-term investments	200,214,500	200,214,500	—	—
Total investments in securities	$1,290,868,537	$1,192,934,086	$97,934,451	—

Multi-Index 2020 Preservation Portfolio
Investments in securities:
Assets
|	9

	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2020 Preservation Portfolio (continued)
Affiliated investment companies	$36,980,139	$36,980,139	—	—
Unaffiliated investment companies	416,622,779	416,622,779	—	—
U.S. Government and Agency obligations	61,101,082	—	$61,101,082	—
Short-term investments	25,432,032	25,432,032	—	—
Total investments in securities	$540,136,032	$479,034,950	$61,101,082	—

Multi-Index Income Preservation Portfolio
Investments in securities:
Assets
Affiliated investment companies	$21,891,030	$21,891,030	—	—
Unaffiliated investment companies	239,977,604	239,977,604	—	—
U.S. Government and Agency obligations	37,232,573	—	$37,232,573	—
Short-term investments	5,518,424	5,518,424	—	—
Total investments in securities	$304,619,631	$267,387,058	$37,232,573	—
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2060 Preservation Portfolio
John Hancock Collateral Trust	—	$1,564,153	$15,455,874	$(17,019,139)	$(872)	$(16)	$4,579	—	—
Strategic Equity Allocation	7,753,976	65,933,633	25,201,120	(5,456,778)	(1,369,327)	132,151	1,643,536	$815,320	$84,440,799
					$(1,370,199)	$132,135	$1,648,115	$815,320	$84,440,799
Multi-Index 2055 Preservation Portfolio
John Hancock Collateral Trust	287,519	$4,876,405	$76,661,625	$(78,657,724)	$(3,205)	$1,451	$23,607	—	$2,878,552
Strategic Equity Allocation	18,198,229	188,685,869	22,917,156	(10,840,811)	(1,418,940)	(1,164,557)	4,319,952	$2,143,028	198,178,717
					$(1,422,145)	$(1,163,106)	$4,343,559	$2,143,028	$201,057,269
Multi-Index 2050 Preservation Portfolio
John Hancock Collateral Trust	786,296	$10,168,844	$115,845,408	$(118,139,271)	$(3,965)	$1,141	$43,126	—	$7,872,157
Strategic Equity Allocation	35,280,784	427,067,495	44,261,651	(78,774,655)	(14,304,782)	5,958,032	9,622,532	$4,773,515	384,207,741
					$(14,308,747)	$5,959,173	$9,665,658	$4,773,515	$392,079,898
Multi-Index 2045 Preservation Portfolio
John Hancock Collateral Trust	629,024	$14,028,524	$91,536,120	$(99,260,854)	$(16,621)	$10,429	$61,945	—	$6,297,598
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	43,180,801	$527,386,367	$44,295,645	$(91,475,420)	$(15,001,776)	$5,034,110	$11,681,136	$5,794,740	$470,238,926
					$(15,018,397)	$5,044,539	$11,743,081	$5,794,740	$476,536,524
Multi-Index 2040 Preservation Portfolio
John Hancock Collateral Trust	1,404,934	$29,898,994	$274,772,643	$(290,604,526)	$(1,019)	$(317)	$102,093	—	$14,065,775
Strategic Equity Allocation	50,208,269	610,750,351	53,679,169	(107,230,203)	(15,052,701)	4,621,430	13,452,248	$6,673,348	546,768,046
					$(15,053,720)	$4,621,113	$13,554,341	$6,673,348	$560,833,821
Multi-Index 2035 Preservation Portfolio
John Hancock Collateral Trust	355,734	$42,789,437	$329,210,159	$(368,447,864)	$12,371	$(2,596)	$132,118	—	$3,561,507
Strategic Equity Allocation	56,784,075	688,995,663	72,376,764	(133,027,003)	(14,668,524)	4,701,675	15,108,780	$7,495,115	618,378,575
					$(14,656,153)	$4,699,079	$15,240,898	$7,495,115	$621,940,082
Multi-Index 2030 Preservation Portfolio
John Hancock Collateral Trust	216,268	$52,492,246	$512,926,921	$(563,251,036)	$(148)	$(2,776)	$196,492	—	$2,165,207
Strategic Equity Allocation	48,499,534	605,980,861	75,395,224	(150,562,249)	(76,473)	(2,577,440)	12,966,560	$6,432,409	528,159,923
					$(76,621)	$(2,580,216)	$13,163,052	$6,432,409	$530,325,130
Multi-Index 2025 Preservation Portfolio
John Hancock Collateral Trust	19,575,320	$22,884,044	$1,242,837,886	$(1,069,504,095)	$(232,032)	$(3,573)	$500,015	—	$195,982,230
Strategic Equity Allocation	28,103,415	347,769,533	59,173,156	(100,954,891)	7,054,649	(6,996,261)	7,237,151	$3,590,182	306,046,186
					$6,822,617	$(6,999,834)	$7,737,166	$3,590,182	$502,028,416
Multi-Index 2020 Preservation Portfolio
John Hancock Collateral Trust	2,384,746	$11,481,974	$687,708,450	$(675,370,925)	$20,018	$35,846	$320,270	—	$23,875,363
Strategic Equity Allocation	3,395,789	68,771,980	16,660,024	(51,679,484)	6,789,071	(3,561,452)	1,348,449	$668,934	36,980,139
					$6,809,089	$(3,525,606)	$1,668,719	$668,934	$60,855,502
Multi-Index Income Preservation Portfolio
John Hancock Collateral Trust	452,269	$5,305,173	$327,021,732	$(327,795,590)	$(12,497)	$9,159	$165,474	—	$4,527,977
Strategic Equity Allocation	2,010,196	16,598,596	11,918,981	(6,661,003)	19,600	14,856	324,008	$160,733	21,891,030
					$7,103	$24,015	$489,482	$160,733	$26,419,007
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For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.
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